Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
26.	PROVISIONS

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Warranties	$132	$173
Onerous contracts	19	67
Employee benefits	51	59
Others	5	5
	$207	$304

Current	$128	$207
Noncurrent	79	97
	$207	$304

	Warranties	Onerous Contracts	Employee Benefits	Trade-in Rights	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2017	$111	$—	$38	$31	$5	$185
Additional provisions recognized	79	—	7	69	—	155
Used / forfeited during the year	(58)	—	(2)	(13)	—	(73)
Balance on December 31, 2017	$132	$—	$43	$87	$5	$267

Balance on January 1, 2018	$132	$—	$43	$87	$5	$267
Effect of retrospective application of IFRS 15	—	—	—	(87)	—	(87)
Balance on January 1, 2018 as adjusted	132	—	43	—	5	180
Additional provisions recognized	164	19	9	—	—	192
Used / forfeited during the year	(164)	—	(1)	—	—	(165)
Balance on December 31, 2018	$132	$19	$51	$—	$5	$207

Balance on January 1, 2019	$132	$19	$51	$—	$5	$207
Additional provisions recognized	127	48	9	—	—	184
Used / forfeited during the year	(86)	—	(1)	—	—	(87)
Balance on December 31, 2019	$173	$67	$59	$—	$5	$304

a.

The provision for warranties claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements.  The estimate has been made based on the historical warranty experience.

b.	The provision for employee benefits represents vested long-term service compensation accrued.
c.

The provision for trade-in right in 2017 was based on the management’s judgments to estimate the trade-in right of products exercised by customers in the future.  The provision was recognized as a reduction of revenue in the period in which the goods are sold.

d.

The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.